Note 12 - Lease Obligations (Detail) - Future Lease Payments (USD $)	Jun. 30, 2012	Dec. 31, 2011
2012	$ 645	$ 898
2013	1,127	1,127
2014	858	1,028
	$ 2,630	$ 3,053